Warrant liability (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Warrant Liability [Abstract]
Disclosure detailed information about life of warrant liability based on contractual term [Table Text Block]
	January 2, 2025	January 7, 2025	June 17, 2025	October 10, 2025
	(Grant Date)	(Grant Date)	(Grant Date)	(Grant Date)
Share price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.02 ($0.03 CAD)	$0.04 ($0.05 CAD)
Exercise price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.05 ($0.07 CAD)	$0.04 ($0.06 CAD)
Volatility factor (based on historical volatility)	157%	157%	161%	151%
Risk free interest rate	2.92%	2.92%	2.71%	2.47%
Expected life (in years) of warrant	3	3	3	1
Expected dividend yield	0%	0%	0%	0%

				September 26,
	July 18, 2024	July 24, 2024	September 24, 2024	2024
	(Grant Date)	(Grant Date)	(Grant Date)	(Grant Date)
Share price	$0.01 ($0.02 CAD)	$0.01 ($0.02 CAD)	$0.01 ($0.02 CAD)	$0.06 ($0.08 CAD)
Exercise price	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)	$0.04 ($0.05 CAD)
Volatility factor (based on historical volatility)	153%	155%	160%	160%
Risk free interest rate	3.83%	3.77%	2.95%	3.01%
Expected life (in years) of warrant	3	3	3	3
Expected dividend yield	0%	0%	0%	0%

Disclsosure of detailed information about revalued warrant liability with inputs assumptions and results [Table Text Block]
	October 31, 2025	October 31, 2024
Share price	$0.03 ($0.05 CAD)	$0.06 ($0.08 CAD)
Exercise price	$0.04 ($0.05 CAD) - $0.05 ($0.07 CAD)	$0.04 ($0.05 CAD)
Volatility factor (based on historical volatility)	132% - 165%	154% - 156%
Risk free interest rate	2.39%	3.09%
Expected life (in years) of warrant	0 - 3	3
Expected dividend yield	0%	0%

Disclosure of detailed information about warrants activity [Table Text Block]
	Number of	Value	Weighted average
	warrants	of warrants	exercise price

Outstanding at October 31, 2023	-	$-	$-
Issued in a private placement (note 13 (b))	20,762,220	192,300	0.04
Issued for debt settlement (note 13(b))	1,333,333	69,304	0.04
Loss (gain) on revaluation of outstanding warrant liabilities		826,393
Outstanding at October 31, 2024	22,095,553	1,087,997	$0.04
Issued in a private placement (note 13 (c) (i-iii))	23,095,983	365,585	0.04
Issued for debt settlement (note 13(b))	3,000,000	91,720	0.04
Exercise of warrants (note 13 (d))	(12,150,205)	(563,017)	0.04
Loss (gain) on revaluation of outstanding warrant liabilities		(228,625)	-
Outstanding at October 31, 2025	36,041,331	$753,660	$0.04